LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
SCHEDULE OF LOSS PER SHARE

	For the years ended December 31,
	2022	2021	2020
Loss attributable to holders of ordinary shares (RMB’000):
Net loss from continuing operations	(9,924)	(19,077)	(259)
Net loss from discontinued operations	(47,994)	(69,675)	(192,836)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	8,368,803	5,147,737	2,940,265
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	8,368,803	5,147,737	2,940,265
Loss per share - basic (RMB)
- From continuing operations	(1.19)	(3.71)	(0.09)
- From discontinued operations	(5.73)	(13.54)	(65.58)
Loss per share - diluted (RMB)
- From continuing operations	(1.19)	(3.71)	(0.09)
- From discontinued operations	(5.73)	(13.54)	(65.58)